Consolidated Statement of Comprehensive Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Service revenues	$ 2,709	$ 2,517	$ 2,346
Product sales	4,611	5,197	4,113
Total revenues	7,320	7,714	6,459
Costs and expenses:
Product costs	3,526	3,951	3,223
Operating and maintenance expenses	987	948	837
Depreciation and amortization expenses	714	621	578
Selling, general, and administrative expenses	553	406	408
Other (income) expense - net	23	13	(14)
Total costs and expenses	5,803	5,939	5,032
Operating income	1,517	1,775	1,427
Equity earnings (losses)	111	142	109
Interest incurred	(441)	(426)	(393)
Interest capitalized	36	11	29
Interest income	3	2	4
Other income (expense) - net	6	7	12
Net income	1,232	1,511	1,188
Less: Net income attributable to noncontrolling interests	0	0	16
Net income attributable to controlling interests	1,232	1,511	1,172
Allocation of net income for calculation of earnings per common unit:
Net income attributable to controlling interests	1,232	1,511	1,172
Allocation of net income to general partner and Class C units	587	441	604
Allocation of net income to common units	645	1,070	568
Basic net income per common unit	$ 1.89	$ 3.69	$ 2.66
Diluted net income per common unit	$ 1.89	$ 3.69	$ 2.66
Basic weighted average number of common units outstanding (thousands)	341,981	290,255	213,539
Diluted weighted average number of common units outstanding (thousands)	341,981	290,255	213,539
Cash distributions per common unit	$ 3.205	$ 2.960	$ 2.720
Other Comprehensive Income (Loss):
Net unrealized gain (loss) from derivative instruments	30	(17)	(17)
Reclassifications into earnings of net derivative instruments (gain) loss	(30)	18	12
Other comprehensive income (loss)	0	1	(5)
Comprehensive income	1,232	1,512	1,183
Less: Comprehensive income attributable to noncontrolling interests	0	0	16
Comprehensive income attributable to controlling interests	$ 1,232	$ 1,512	$ 1,167